JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 90.1%
Alternative Assets — 3.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	705,845	7,757,241

Fixed Income — 8.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	265,076	3,191,514
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,131,011	9,557,041
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	117,193	786,367
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	141,916	979,220
JPMorgan High Yield Fund Class R6 Shares (a)	649,023	4,030,433
JPMorgan Managed Income Fund Class L Shares (a)	19,458	192,831

Total Fixed Income		18,737,406

International Equity — 34.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,314,656	17,866,178
JPMorgan International Advantage Fund Class R6 Shares (a)	736,439	11,112,869
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	1,529,668	21,537,722
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	1,236,665	22,185,774

Total International Equity		72,702,543

U.S. Equity — 42.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	920,085	18,806,543
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	45,439	1,961,159
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	67,402	1,088,547
JPMorgan Small Cap Value Fund Class R6 Shares (a)	66,318	1,112,158
JPMorgan U.S. Equity Fund Class R6 Shares (a)	1,695,047	22,662,772
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	836,601	18,455,419
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,007,449	26,143,302

Total U.S. Equity		90,229,900

TOTAL INVESTMENT COMPANIES (Cost $229,969,394)		189,427,090

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $4,665,034)	4,625,000	4,717,500

	Shares
EXCHANGE-TRADED FUNDS — 1.2%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $3,340,910)	37,710	2,434,557

SHORT-TERM INVESTMENTS — 5.9%
INVESTMENT COMPANIES — 5.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $12,317,660)	12,317,660	12,317,660

Total Investments — 99.4% (Cost $250,292,998)		208,896,807
Other Assets Less Liabilities — 0.6%		1,243,784

Net Assets — 100.0%		210,140,591

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	66	06/2020	CAD	6,908,122	(30,331)
DJ US Real Estate Index	43	06/2020	USD	1,179,920	5,504
MSCI EAFE E-Mini Index	32	06/2020	USD	2,502,720	188,275
MSCI Emerging Markets E-Mini Index	10	06/2020	USD	422,300	834
S&P 500 E-Mini Index	73	06/2020	USD	9,389,625	13,382
S&P Midcap 400 E-Mini Index	32	06/2020	USD	4,609,600	395,545
U.S. Treasury 10 Year Note	54	06/2020	USD	7,498,406	299,608

					872,817

Short Contracts
EURO STOXX 50 Index	(154)	06/2020	EUR	(4,588,447)	(518,938)
Euro-Bund	(30)	06/2020	EUR	(5,707,838)	75,598
FTSE 100 Index	(14)	06/2020	GBP	(969,936)	(80,670)
Russell 2000 E-Mini Index	(2)	06/2020	USD	(114,970)	(314)

					(524,324)

					348,493

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$204,179,307	$4,717,500	$—	$208,896,807

Appreciation in Other Financial Instruments
Futures Contracts (a)	$978,746	$—	$—	$978,746

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(30,645)	$(599,608)	$—	$(630,253)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$3,340,909	$—	$—	$(906,352)	$2,434,557	37,710	$31,905	$2,762
JPMorgan Core Bond Fund Class R6 Shares (a)	3,836,228	702,207	1,423,881	49,336	27,624	3,191,514	265,076	71,958	13,975
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,993,005	6,780,836	1,197,890	(5,650)	(13,260)	9,557,041	1,131,011	200,727	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,250,246	—	3,150,146	(354,324)	254,224	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	666,304	296,143	—	—	(176,080)	786,367	117,193	35,977	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	5,357,318	—	5,273,327	533,413	(617,404)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	549,497	21,468,620	—	—	(4,151,939)	17,866,178	1,314,656	151,511	41,221
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	809,112	351,108	—	—	(181,000)	979,220	141,916	40,171	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	11,432,172	11,527,786	1,614,095	(13,764)	(2,525,556)	18,806,543	920,085	—	1,679,558
JPMorgan High Yield Fund Class R6 Shares (a)	4,916,960	1,758,715	1,984,592	(12,187)	(648,463)	4,030,433	649,023	193,247	—
JPMorgan International Advantage Fund Class R6 Shares (a)	13,628,951	5,213,926	3,776,503	(582,887)	(3,370,618)	11,112,869	736,439	704,984	—
JPMorgan International Equity Fund Class R6 Shares (a)	13,378,987	5,664	13,079,759	128,840	(433,732)	—	—	—	5,664
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	9,404,054	17,573,066	—	—	(5,439,398)	21,537,722	1,529,668	655,795	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	27,527,539	1,340,869	(35,441)	(3,965,455)	22,185,774	1,236,665	93,838	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	4,895,714	—	4,994,507	(88,923)	187,716	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	11,667,769	8,550,517	20,021,776	25,254	(28,933)	192,831	19,458	147,087	2,286
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	5,342,598	358,519	5,289,641	(212,818)	(198,658)	—	—	—	358,519
JPMorgan Realty Income Fund Class R6 Shares (a)	8,350,724	3,900,128	2,138,733	162,317	(2,517,195)	7,757,241	705,845	139,484	548,748
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	2,002,077	1,081,561	416,114	(14,065)	(692,300)	1,961,159	45,439	17,507	85,984
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,476,000	71,657	200,477	(18,441)	(240,192)	1,088,547	67,402	3,049	68,609
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,216,741	454,196	—	—	(558,779)	1,112,158	66,318	10,766	64,709
JPMorgan U.S. Equity Fund Class R6 Shares (a)	16,626,589	10,471,071	—	—	(4,434,888)	22,662,772	1,695,047	200,175	1,934,763
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	13,991,724	88,368,417	90,042,481	—	—	12,317,660	12,317,660	90,207	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	17,153,209	7,519,653	1,777,078	(277,716)	(4,162,649)	18,455,419	836,601	214,356	1,723,934
JPMorgan Value Advantage Fund Class R6 Shares (a)	14,725,812	21,476,659	—	—	(10,059,169)	26,143,302	1,007,449	503,997	705,491

Total	$168,671,791	$238,798,897	$157,721,869	$(717,056)	$(44,852,456)	$204,179,307		$3,506,741	$7,236,223

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.